Statement of Financial Position - Parenthetical (USD $)	Nov. 30, 2014	Aug. 31, 2014	Aug. 31, 2013
Balance Sheets
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	650,000,000	650,000,000	650,000,000
Common Stock, Shares Issued	115,150,246	115,150,246	93,742,564
Common Stock, Shares Outstanding	115,150,246	115,150,246	93,742,564